Subsequent Events	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Subsequent Events

Note 36 Subsequent Events

a)	On February 20, 2024, according to the Put and Call Option Agreement entered into on 16 March, 2023 between the subsidiary CCU Inversiones II SpA. and Sudameris Bank S.A.E.C.A. (Sudameris), CCU S.A., through its subsidiaries CCU Inversiones II SpA. and CCU Inversiones S.A., have acquired from Sudameris all the shares held by the latter in Bebidas del Paraguay S.A. and Distribuidora del Paraguay S.A., for a value of USD 32,652,006 (equivalent to ThCh$ 31,549,348). Consequently, as of this date, the only shareholders of Bebidas del Paraguay S.A. and Distribuidora del Paraguay S.A. are CCU Inversiones II SpA. and CCU Inversiones S.A.

b)	The Consolidated Financial Statements of CCU S.A. and subsidiaries as of December 31, 2023 have been approved by the Board of Directors on February 27, 2024.

c)	After December 31, 2023 and up to the date of issue of these Consolidated Financial Statements, there are no other financial or other matters known that could significantly affect the interpretation of these Consolidated Financial Statements.